Consulting Agreement	12 Months Ended
Mar. 31, 2026
Consulting Agreement
Consulting Agreement

16. Consulting Agreement

On April 24, 2023, the Company entered into a consulting and services agreement with Spirit Advisors, LLC. (“Spirit Advisors”) pursuant to which it agreed to compensate Spirit Advisors with cash consideration of US$320,000 and common share purchase warrants (the “Spirit Warrants”) in exchange for professional services to be provided by Spirit Advisors in connection with the IPO. Pursuant to the Spirit Warrants, Spirit Advisors could purchase 3% of the issued and outstanding ordinary shares as of the date of the Spirit Warrants’ issuance, which amount was to be automatically adjusted to 3% of the fully diluted number of ordinary shares on the date the Company completed the IPO. The exercise price per share was US$0.01, subject to adjustment as provided in the Spirit Warrants. The Spirit Warrants were only exercisable upon the successful completion of the IPO, and would be substituted in kind with stock acquisition rights.

On December 18, 2024, pursuant to a side letter agreement between the Company and Spirit Advisors, LLC, the Spirit Warrants were cancelled.